S000094551 [Member] Annual Fund Operating Expenses - Franklin Municipal Income ETF - Franklin Municipal Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.30%

[1]	Other expenses are based on estimated expenses for the current fiscal year.